Investment Objectives and Goals	May 01, 2026
Baird Ultra Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Ultra Short Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.
Baird Short-Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Short‑Term Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Short‑Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg 1‑3 Year U.S. Government/Credit Index.
Baird Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Intermediate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Intermediate U.S. Government/Credit Index.
Baird Aggregate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Aggregate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Aggregate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Aggregate Index.
Baird Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Core Plus Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg U.S. Universal Index.
Baird Short-Term Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Short‑Term Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Short‑Term Municipal Bond Fund (the “Fund”) is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.
Baird Strategic Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Strategic Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Strategic Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.
Baird Quality Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Quality Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) is to seek current income that is substantially exempt from federal income tax.
Objective, Secondary [Text Block]	A secondary objective is to seek total return with relatively low volatility of principal.
Baird Core Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Core Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Core Intermediate Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.
Baird Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.
Baird MidCap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Mid Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.
Baird Small/Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Small/Mid Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Small/Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.
Baird Equity Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Equity Opportunity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Equity Opportunity Fund (the “Fund”) is to provide long-term capital appreciation.
Baird Chautauqua International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Chautauqua International Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Chautauqua International Growth Fund (the “Fund”) is to provide long‑term capital appreciation.
Baird Chautauqua Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Baird Chautauqua Global Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Baird Chautauqua Global Growth Fund (the “Fund”) is to provide long‑term capital appreciation.